Related Party Information (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Net sales	$154	$227	$326	$416
Cost of goods sold	$114	$129	$226	$242
Selling, general and administrative expenses	$37	$38	$72	$74

	June 30, 2017	December 31, 2016
	(in millions)
Trade receivables	$9	$11
Trade payables	$119	$105

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Net sales	$264	$187	$494	$364
Cost of goods sold	$124	$142	$210	$244

	June 30, 2017	December 31, 2016
	(in millions)
Trade receivables	$177	$113
Trade payables	$110	$108